Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

a.	On January 1, 2024, the Company added 5,208,032 Ordinary Shares to the Ordinary Shares pool reserved for issuance under the Company’s 2021 Share Incentive Plan.

b.	During February 2024, the Company extended the lease for its offices in Hod Hasharon, Israel, by one year until the end of February 2025. In addition, the Company entered into negotiations concerning the renewal of the lease agreement until February 28, 2029.